Cover	Mar. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Entity File Number	001-41204
Entity Registrant Name	HOUR LOOP, INC.
Entity Central Index Key	0001874875
Entity Tax Identification Number	47-2869399
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8201 164th Ave NE #200
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052-7615
City Area Code	206
Local Phone Number	385-0488 ext. 100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HOUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false